GOODWILL AND OTHER INTANGIBLE ASSETS	9 Months Ended
Mar. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS

NOTE 10. GOODWILL AND OTHER INTANGIBLE ASSETS

Goodwill

During the three months ended March 31, 2023, the Company’s market capitalization significantly declined and recurring cash burn of the reporting unit and continuous cash support from the parent entity led management to reassess whether an impairment had occurred considering these qualitative factors. Management’s evaluation indicated that the goodwill related to its IFPG reporting unit was potentially impaired. The Company then performed a quantitative impairment test by calculating the fair value of the reporting unit and comparing that amount to its carrying value. Significant assumptions inherent in the valuation methodologies include, but were not limited to prospective financial information, growth rates, terminal value and discount rate. The Company determined the fair value of the reporting unit utilizing the discounted cash flow model. The fair value of the reporting unit was determined to be less than its carrying value. The Company recognized an impairment charge of $4.1 million in the IFPG segment, which is related to the goodwill associated with the IFP Acquisition.

The changes in the carrying amount of goodwill were as follows:

Balance at June 30, 2022	$—
Acquisition of IFP	3,803,293
Effect of foreign currency	326,744
Balance at December 31, 2022	4,130,037
Impairment	(4,096,490)
Effect of foreign currency	(33,547)
Balance at March 31, 2023	$—

Goodwill resulting from the acquisition of IFP is allocated to the IFPG operating and reportable segment.

Other intangible assets

Other intangible assets consist of the following as of March 31, 2023:

	Weighted average useful lives (years)	Acquisition cost	Effect of foreign currency	Accumulated amortization	Carrying value
Technology	5 years	$5,119,000	$486,135	$634,510	$4,970,625
Customer relationships	3 years	252,000	23,932	52,060	223,872
Trade names and trademarks	Indefinite	92,000	8,737	—	100,737
Total intangible assets		$5,463,000	$518,804	$686,570	$5,295,234

Expense related to the amortization of other intangible assets for the three and nine months ended March 31, 2023, was $346,548 and $686,570, respectively. There was no amortization of other intangible assets during the three and nine months ended March 31, 2022. Refer to note 3, summary of significant accounting policies for further information.

Amortization expense for the intangible assets is expected to be as follows over the next five years, and thereafter:

2023	$895,599
2024	1,194,132
2025	1,171,745
2026	1,104,583
2027	828,438
Total	$5,194,497

There were no impairment charges related to other intangible assets incurred in the periods presented.